Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that may be reclassified to the income statement
Currency translation adjustment disposed	£ 4	£ (4)	£ (51)
Attributable tax	5	(4)	9
Items that are not reclassified to the income statement
Fair value gain on other financial assets	20	8	13
Attributable tax	(4)		(4)
Attributable tax	22	9	(42)
Other comprehensive income/(expense) for the year	(217)	124	(155)
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(113)	91	(158)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(145)	22	175
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(2)	(1)	(104)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(4)	3	7
Fair value reserve [member]
Items that are not reclassified to the income statement
Fair value gain on other financial assets	20	8	13
Other comprehensive income/(expense) for the year	20	8	13
Translation reserve [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	4	(4)	(51)
Items that are not reclassified to the income statement
Other comprehensive income/(expense) for the year	(111)	86	(313)
Translation reserve [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(113)	91	(158)
Translation reserve [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(2)	(1)	(104)
Retained earnings [member]
Items that may be reclassified to the income statement
Attributable tax	5	(4)	9
Items that are not reclassified to the income statement
Attributable tax	(4)		(4)
Attributable tax	22	9	(42)
Other comprehensive income/(expense) for the year	(126)	30	145
Retained earnings [member] | Group [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(145)	22	175
Retained earnings [member] | Associates [member]
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(4)	3	7
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Currency translation adjustment disposed	4	(4)	(51)
Attributable tax	5	(4)	9
Items that are not reclassified to the income statement
Fair value gain on other financial assets	20	8	13
Attributable tax	(4)		(4)
Attributable tax	22	9	(42)
Other comprehensive income/(expense) for the year	(217)	124	(155)
Equity attributable to equity holders of the company [member] | Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(113)	91	(158)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(145)	22	175
Equity attributable to equity holders of the company [member] | Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(2)	(1)	(104)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ (4)	£ 3	£ 7